Consolidated Statements of Stockholders' Equity	Total USD ($)	Total CNY	Common Shares USD ($)	Common Shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Reserves USD ($)	Reserves CNY	Retained Earnings USD ($)	Retained Earnings CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Non-controlling interests USD ($)	Non-controlling interests CNY
Beginning Balance at Dec. 31, 2008		570,559,254		20,007,320		347,254,459		38,008,846		156,017,235		(2,752,249)		12,023,643
Beginning Balance (in shares) at Dec. 31, 2008				17,575,685
Bonus shares (in shares)				952,832
Bonus shares		37,888,398		656		37,887,742
Shares issued to independent directors (in shares)				5,250
Shares issued to independent directors		221,456		4		221,452
Issuance on acquisition of a subsidiary (in shares)				26,247
Issuance on acquisition of a subsidiary		1,411,203		18		1,411,185
Increase of interests in Yuxinyicheng Information		(1,061,162)				(1,061,162)
Net income (loss)		(7,914,842)								(4,199,598)				(3,715,244)
Increase in non-controlling interest		(438,838)												(438,838)
Transfer to reserves								5,126,515		(5,126,515)
Foreign currency translation adjustment		521,895										521,895
Ending Balance at Dec. 31, 2009		601,187,364		20,007,998		385,713,676		43,135,361		146,691,122		(2,230,354)		7,869,561
Ending Balance (in shares) at Dec. 31, 2009				18,560,014
Stock based compensation expenses		8,052,823				8,052,823
Shares issued to independent directors		169,911				169,911
Net income (loss)		(770,531)								1,964,724				(2,735,255)
Transfer to reserves								7,292,644		(7,292,644)
Foreign currency translation adjustment		(762,394)										(762,394)
Ending Balance at Dec. 31, 2010		607,877,173		20,007,998		393,936,410		50,428,005		141,363,202		(2,992,748)		5,134,306
Beginning Balance (in shares) at Dec. 31, 2010				18,560,014
Stock based compensation expenses (note 24) (in shares)				374,653
Stock based compensation expenses		7,876,498		248		7,876,250
Shares issued to independent directors (in shares)				6,750
Shares issued to independent directors		259,311		5		259,306
Shares issued in exchange of an intangible asset (note 2(h))		9,032,400				9,032,400
Net income (loss)		36,940,455								41,626,752				(4,686,297)
Transfer to reserves								6,912,541		(6,912,541)
Foreign currency translation adjustment	(94,761)	(597,081)										(597,081)
Ending Balance at Dec. 31, 2011	$ 104,967,344	661,388,756	$ 3,175,459	20,008,251	$ 65,245,341	411,104,366	$ 9,100,374	57,340,546	$ 27,944,803	176,077,413	$ (569,733)	(3,589,829)	$ 71,102	448,009
Ending Balance (in shares) at Dec. 31, 2011			18,941,417